Merger Transaction - Schedule of Common Stock Outstanding Footnotes (Details)	May 03, 2022 shares	May 02, 2022 D $ / shares	Dec. 31, 2022 $ / shares
Spring Valley Founders
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period, acquisitions (shares) | shares	3,871,009
Reverse Recapitalization, Contingent Consideration, Equity, Shares, Period One
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Reverse recapitalization, contingent consideration, equity, shares, vesting percentage		50.00%
Reverse recapitalization, contingent consideration, equity, shares, stock price trigger (usd per share) | $ / shares		$ 12.00	$ 12.00
Reverse recapitalization, contingent consideration, equity, shares, threshold trading days		20
Reverse recapitalization, contingent consideration, equity, shares, threshold consecutive trading day period		30
Reverse recapitalization, contingent consideration, equity, shares, earnout period following the closing		60 months
Reverse Recapitalization, Contingent Consideration, Equity, Shares, Period Two
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Reverse recapitalization, contingent consideration, equity, shares, stock price trigger (usd per share) | $ / shares		$ 14.00	$ 14.00
Reverse recapitalization, contingent consideration, equity, shares, threshold trading days		20
Reverse recapitalization, contingent consideration, equity, shares, threshold consecutive trading day period		30
Reverse recapitalization, contingent consideration, equity, shares, earnout period following the closing		60 months
Director | Spring Valley Founders
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period, acquisitions (shares) | shares	120,000